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                                          August 8, 2006

Via EDGAR and Federal Express
-----------------------------------
Securities and Exchange Commission
450 addressStreetFifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549-0303
Attn: Mark P. Shuman

                        Re: Premier Alliance Group, Inc.
                            Registration Statement on Form SB-2/A
                            Filed on July 24, 2006
                            Commission File No. 333-132282

Dear Mr. Shuman:

      We acknowledge receipt of the letter of comment dated July 28, 2006 from the Staff (the "Comment Letter") with regard to the above-referenced matter. We have reviewed the Comment Letter with Premier Alliance Group, Inc. and provide the following in response on the Company's behalf. Unless otherwise indicated, the page references below refer to the marked version of Amendment No. 4 to the Registration Statement on Form SB-2 (the "Registration Statement") filed on the date hereof. The responses are numbered to coincide with the numbering of the comments in the Comment Letter. Capitalized terms used herein and not separately defined have the meanings given to them in the Registration Statement.

Business

1. Pursuant to the Staff's comments, the Company has described with greater specificity the nature of its services to Wachovia, and has removed the reference to its service ranking within Wachovia. (See page 24).

Selling Stockholders

2. The Company has removed Cede & Co. from the Selling Stockholder table, and will not register those shares at this time. The Company reviewed the shareholders listed under Cede & Co., and has determined that those shareholders are eligible for resale under Rule 144(k). (See page 9).

Legality Opinion

3. I have revised my opinion per the Staff's comments, and now opine as to the validity of the shares currently outstanding without qualification, as well as those shares issuable upon exercise of warrants and the option.


      The Staff is invited to contact the undersigned with any comments or questions it may have. Thank you for your patience and cooperation.


                                    Very truly yours,

                                    /s/ Michael H. Freedman